Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
6.
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Compensation and benefits	$3,360	$6,916
External research and development expenses	2,329	6,726
Professional services	958	1,083
Other liabilities	570	772
	$7,217	$15,497